Summary of material accounting policies	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
Summary of material accounting policies

3.	Summary of material accounting policies:

(a)	Consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Intermap Technologies Inc. (a U.S. corporation); Intermap Insurance Solutions Inc. (a U.S. corporation), Intermap Technologies PTY Ltd (an Australian corporation); Intermap Technologies s.r.o. (a Czech Republic corporation); and PT ExsaMap Asia (an Indonesian corporation).

Inter-company balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. The accounting policies of all subsidiaries are consistent with the Company’s policies.

(b)	Cash:

Cash includes unrestricted cash balances.

(c)	Property and equipment:

Property and equipment are measured at cost less accumulated depreciation. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of aircraft overhauls is capitalized and depreciated over the period until the next overhaul. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items. Depreciation is calculated over the depreciable amount, which is the cost of an asset, less its residual value. Depreciation is provided on the straight-line basis over the following useful lives of the assets:

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 5

Assets	Years
Aircraft – avionics and airframe	10-12
Aircraft engines	7
Aircraft components – hydraulics, electrical and mechanical	2-4
Mapping equipment – hardware and software	3-5
Radar equipment	5
Furniture and fixtures	5
Leasehold improvements	Shorter of useful life or term of lease

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted, if appropriate.

Assets under construction are not depreciated until available for use by the Company. Expenditures for maintenance and repairs are expensed when incurred.

The cost of replacing an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property and equipment are recognized in profit or loss as incurred.

Gains and losses on disposal of property and equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net of costs associated with the disposal within other income in net loss for the period.

(d)	Intangible assets:

Intangible assets include data library products the Company builds with the use of proprietary software and intellectual property for use in software subscription sales and data license sales. Intangible assets are measured at cost less accumulated amortization, and they are amortized over a straight-line basis of three to five years. The amortization method, estimate of the useful life, and residual values of intangible assets are reviewed annually.

Development expenditures on an individual project are recognized as an intangible asset when the Company can demonstrate:

●	the technical feasibility of completing the intangible asset so that the asset will be available for use or sale

●	its intention to complete and its ability and intention to use or sell the asset

●	how the asset will generate future economic benefits

●	the availability of resources to complete the asset

●	the ability to measure reliably the expenditure during development.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 6

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses.

(e)	Research and development:

Research costs are expensed as incurred. Development costs are expensed in the year incurred unless management believes a development project meets the specified criteria for deferral and amortization.

(f)	Investments:

Investments include the common and preferred shares of a privately held company over which the Company exercises no control or significant influence. The investment is carried at fair value, with the change recognized in profit or loss.

(g)	Leases:

At inception of a contract, the Company assesses the right to control the use of an identified asset for a period of time in exchange for consideration to determine if the contract is a lease. The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The asset is depreciated to the earlier of the end of the useful life or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Company is reasonably certain to use that option. Lease terms range from two to five years for offices and data facilities. The right of use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the Company’s incremental borrowing rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments, if there is a change in the Company’s estimated amount expected to be paid, or if the Company changes its assessment of if it will exercise a purchase, extension, or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to apply the practical expedient not to recognize right of use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases is recognized as an expense on a straight-line basis over the lease term.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 7

(h)	Provisions:

A provision is recognized, if as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

i.	Onerous contracts:

A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with the contract.

(i)	Income taxes:

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax liabilities are not recognized if they arise from initial recognition of goodwill. Deferred tax assets and liabilities are recognized whether the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill, temporary differences arising from investments in subsidiaries that are not expected to reverse in the foreseeable future and the initial recognition of assets or liabilities that affect neither accounting nor taxable loss which at the time of the transaction, does not give rise to equal taxable and deductible temporary differences. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 8

(j)	Impairment:

The carrying amount of the Company’s non-financial assets is reviewed at each financial reporting date to determine whether there is any indication of impairment. Intangible assets that are not yet available for use are assessed annually regardless of whether there is an indication that the related assets may be impaired. In testing for impairment, the recoverable amount of the CGU is estimated in order to determine the extent of the impairment loss, if any.

The recoverable amount of an asset or cash generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or CGU).

An impairment loss is recorded when the recoverable amount of an asset or its CGU is less than its carrying amounts. Impairment losses are evaluated for potential reversals when events or changes in circumstances warrant such consideration.

(k)	Revenue recognition:

Revenue is recognized upon transfer of control of goods or services to the buyer in an amount that reflects the consideration the Company expects to receive in exchange for those good or services. The Company’s goods and services are generally distinct and accounted for as separate performance obligations. Billings in excess of revenue are recorded as contract liability. Revenue recognized in excess of billings is recorded as contract asset.

The Company recognizes an asset related to the incremental costs of obtaining a contract with a customer. The Company has elected to make use of the practical expedient and will expense sales commission costs when incurred if the amortization period is less than 12 months.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 9

i.	Data licenses:

Revenue from the sale of data licenses in the ordinary course of business is measured at the fair value of the consideration received or receivable. Customers obtain control of data products upon receipt of a physical hard drive or download of the data from a web link provided. Invoices are generated, and revenue is recognized when control is transferred. Invoices are generally paid within 30 days.

ii.	Software subscriptions:

Software subscriptions are generally at least one year, with invoices issued and paid at the beginning of the license term. Revenue is recognized over time, and payments for future months of service are recognized in contract liability. While the license agreements are for a fixed term, some agreements also contain a limited number of clicks or uses. If the limit is reached prior to the end of the term, the license ends early.

iii.	Fixed-price contracts:

Revenue from acquisition service contracts is recognized over time based on the ratio of costs incurred to estimated total contract costs. Provisions for estimated losses, if any, are recognized in the period in which the loss is determined. Contract losses are measured in the amount by which the estimated costs of the related project exceed the estimated total revenue for the project. Invoices are issued according to contractual terms and are usually payable within 30 days. Revenue recognized in excess of billings is recorded as contract asset. Billings in excess of revenue is recorded as contract liability.

(l)	Share-based compensation:

The grant date fair value of equity-settled share-based payment awards granted to employees or contractors is recognized as expense, with a corresponding increase in equity, over the period the employees or contractors unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions.

(m)	Earnings per share:

The basic earnings per share is computed by dividing net earnings (loss) by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed similar to basic earnings per share, except the weighted average number of common shares outstanding are increased to include additional shares from the assumed exercise of share options and warrants, if dilutive.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 10

(n)	Financial instruments:

i.	Initial measurement and classification:

Non-derivative financial assets: All other financial assets are recognized initially on the date at which the Company becomes a party to the contractual provisions of the instrument. The Company determines the classification of its financial assets on the basis of both the business model for managing financial assets and the contractual cash flow characteristics of the financial assets. Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets.

Assets at amortized cost: Amounts receivable are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at fair value through profit and loss (“FVTPL”): Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at FVTPL.

Financial liabilities at amortized cost: Financial liabilities are recognized initially on the date at which the Company becomes a party to the contractual provisions of the instrument.

ii.	Subsequent measurement:

Non-derivative financial assets: The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability.

Financial assets and liabilities are offset, and the net amount presented in the consolidated statements of financial position when, and only when, the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Assets at amortized cost: Subsequent to initial recognition, amounts receivable are measured at amortized cost using the effective interest method, less any impairment losses.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 11

Financial assets at fair value through profit and loss: Equity investments are measured at fair value. Net changes in the fair value are recognized in profit and loss.

Financial liabilities at amortized cost: The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

iii.	Fair value measurement:

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – valuation techniques based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices);

Level 3 – valuation techniques using inputs for the asset or liability that are not based on observable market data (unobservable inputs).

During the reporting periods, there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a summary of the classification the Company has applied to each of its significant categories of financial instruments outstanding:

Financial instrument:	Classification:
Cash	Assets at amortized cost
Amounts receivable	Assets at amortized cost
Unbilled revenue	Assets at amortized cost
Investments	Financial assets at fair value through profit and loss
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Bank loan	Financial liabilities at amortized cost
Long-term project financing	Financial liabilities at amortized cost
Long-term government loans	Financial liabilities at amortized cost
Loan payable	Financial liabilities at amortized cost
Lease obligations under finance leases	Financial liabilities at amortized cost

iv.	Impairment of financial assets:

Loss allowances are measured based on the lifetime expected credit losses (ECLs). When determining whether the credit risk of a financial asset has increased significantly since initial recognition and then estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on historical experience and forward-looking information. The Company considers a financial asset to be in default when the customer is highly unlikely to pay its obligation in full and then impairs the asset.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 12

(o)	Share capital:

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

(p)	Warrants:

Warrants are classified as equity. Proceeds from the sale of combined financial instruments that include warrants are allocated to their components based on their relative fair values. The fair value of warrants is estimated using the Black-Scholes option pricing model at the time of their issuance. If warrants are exercised, a pro-rata portion of the amount recognized at their original issuance is transferred to common shares. If warrants expire unexercised, the amount recognized at their original issuance is transferred to contributed surplus.

(q)	Defined benefit plan:

The Company has a defined benefit plan in PT ExsaMap Asia (an Indonesian corporation) which is governed by employment laws of Indonesia. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognized immediately in the statement of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods. Past service costs are recognized in profit or loss on the earlier of: the date of the plan amendment or curtailment, and the date that the Company recognizes related restructuring costs. Net interest is calculated by applying the discount rate to the net defined benefit liability or asset.

(r)	Functional and presentation currency:

These consolidated financial statements are presented in United States dollars, which is the Company’s functional currency. The Company’s subsidiaries’ functional currency is United States dollars, except for the Intermap Technologies s.r.o entity which has a functional currency of Czech Koruna.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 13

(s)	Foreign currency translation:

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in net loss for the period.

Assets and liabilities of entities with functional currencies other than United States dollars are translated at the period end rates of exchange, and the results of their operations are translated at exchange rates prevailing at the dates of transactions. The resulting translation adjustments are included in accumulated other comprehensive income in shareholders’ equity.